DEBT (Schedule of Debt Extinguishment) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Open Market		$ 101,092
Tender Offer		224,959
Repayments of unsecured debt	$ 89,046	326,051
Parent Company [Member]
Repayments of unsecured debt		326,051
8.125% Notes due 2018 [Member]
Open Market		61,849
Tender Offer		119,187
Repayments of unsecured debt		181,036
7.50% Election 1 Notes due 2021 [Member]
Open Market		3,000
Tender Offer		3,508
Repayments of unsecured debt		6,508
7.50% Election 2 Notes due 2021 [Member]
Open Market		36,143
Tender Offer		102,262
Repayments of unsecured debt		138,405
7.50% Notes due 2024 [Member]
Open Market		100
Tender Offer		2
Repayments of unsecured debt	$ 294	$ 102